Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Revenue

4. Revenue

Revenue classified by type of good or service is as follows :

	Unaudited
	For the Period Ended June 30,
	2024	2023
	US$	US$
Revenue from:
- Sales of circular products	800,129	1,313,953
- Waste disposal services	2,687,750	2,080,360
	3,487,879	3,394,313

The revenue from sales of goods and other service income is recognized based on a point in time.

4. Revenue

Revenue classified by type of good or service is as follows :

	2023	2022
	US$	US$
Revenue from:
- Sales of circular products	2,305,646	2,746,097
- Waste disposal services	3,858,527	2,245,937
	6,164,173	4,992,034

The revenue from sales of goods and other service income is recognized based on a point in time.